Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M
Trading Symbol	FASLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,911 $10,218 $10,425 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) -2.06% 1.49% Class M (without 4.00% sales charge) 2.03% 2.98% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 1.84% 2.55% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,775,922
Holdings Count | shares	242
Advisory Fees Paid, Amount	$ 70,745
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Health Care 18.9 Education 17.0 Electric Utilities 9.3 Housing 9.1 Special Tax 6.2 Transportation 5.6 Others(Individually Less Than 5%) 5.8 100.0 AAA 9.7 AA 43.5 A 32.7 BBB 13.4 BB 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.7 AA - 43.5 A - 32.7 BBB - 13.4 BB - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.1 Illinois 7.6 California 7.5 Alabama 7.2 New Jersey 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Tax-Free Bond Fund
Class Name	Fidelity® SAI Tax-Free Bond Fund
Trading Symbol	FSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in bonds from the State of Illinois and the U.S. territory Puerto Rico, two lower-rated issuers, notably contributed.
•In contrast, holdings in bonds backed by Jackson Hospital (Mississippi) detracted as its financial struggles caused the securities to lag the index.
•Pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through January 31, 2025. Initial investment of $10,000. Fidelity® SAI Tax-Free Bond Fund $10,000 $10,258 $11,251 $11,569 $11,392 $10,988 $11,433 $11,705 Bloomberg 3+ Year Non-AMT Municipal Bond Index $10,000 $10,261 $11,226 $11,714 $11,470 $11,050 $11,373 $11,589 Bloomberg Municipal Bond Index $10,000 $10,244 $11,130 $11,577 $11,358 $10,989 $11,308 $11,543 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Tax-Free Bond Fund 2.38% 0.79% 2.51% Bloomberg 3+ Year Non-AMT Municipal Bond Index 1.90% 0.64% 2.35% Bloomberg Municipal Bond Index 2.08% 0.73% 2.29% A From October 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,095,283,897
Holdings Count | shares	1,343
Advisory Fees Paid, Amount	$ 9,176,658
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,095,283,897
Number of Holdings	1,343
Total Advisory Fee	$9,176,658
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 29.0 Health Care 16.9 Special Tax 12.5 Transportation 10.2 Education 9.8 Housing 7.3 Electric Utilities 5.7 Others(Individually Less Than 5%) 8.6 100.0 AAA 7.6 AA 38.9 A 36.6 BBB 7.8 BB 0.8 B 0.4 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.6 AA - 38.9 A - 36.6 BBB - 7.8 BB - 0.8 B - 0.4 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 14.4 Illinois 11.1 Texas 8.9 New Jersey 6.4 Georgia 4.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C
Trading Symbol	FASNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.37%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $10,262 $10,508 $10,634 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 0.21% 2.21% Class C 1.20% 2.21% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 1.84% 2.55% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,775,922
Holdings Count | shares	242
Advisory Fees Paid, Amount	$ 70,745
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Health Care 18.9 Education 17.0 Electric Utilities 9.3 Housing 9.1 Special Tax 6.2 Transportation 5.6 Others(Individually Less Than 5%) 5.8 100.0 AAA 9.7 AA 43.5 A 32.7 BBB 13.4 BB 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.7 AA - 43.5 A - 32.7 BBB - 13.4 BB - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.1 Illinois 7.6 California 7.5 Alabama 7.2 New Jersey 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class Z
Trading Symbol	FMBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,634 $10,921 Fidelity Municipal Core Plus Bond Composite Index $10,000 $10,432 $10,708 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 2.70% 4.60% Fidelity Municipal Core Plus Bond Composite Index 2.65% 3.55% Bloomberg Municipal Bond Index 2.08% 3.39% A From February 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,239,439
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 243,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.1 Health Care 17.4 Transportation 12.4 Education 12.4 Special Tax 6.5 Housing 6.3 Others(Individually Less Than 5%) 20.9 100.0 AAA 7.4 AA 28.9 A 30.4 BBB 19.6 BB 2.1 B 0.4 Not Rated 7.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.4 AA - 28.9 A - 30.4 BBB - 19.6 BB - 2.1 B - 0.4 Not Rated - 7.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.6 New Jersey 8.0 Florida 6.4 Texas 5.6 Georgia 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Municipal Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity® Municipal Core Plus Bond Fund
Trading Symbol	FMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Core Plus Bond Fund	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2025. Initial investment of $10,000. Fidelity® Municipal Core Plus Bond Fund $10,000 $10,628 $10,908 Fidelity Municipal Core Plus Bond Composite Index $10,000 $10,432 $10,708 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Municipal Core Plus Bond Fund 2.64% 4.54% Fidelity Municipal Core Plus Bond Composite Index 2.65% 3.55% Bloomberg Municipal Bond Index 2.08% 3.39% A From February 16, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,239,439
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 243,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.1 Health Care 17.4 Transportation 12.4 Education 12.4 Special Tax 6.5 Housing 6.3 Others(Individually Less Than 5%) 20.9 100.0 AAA 7.4 AA 28.9 A 30.4 BBB 19.6 BB 2.1 B 0.4 Not Rated 7.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.4 AA - 28.9 A - 30.4 BBB - 19.6 BB - 2.1 B - 0.4 Not Rated - 7.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.6 New Jersey 8.0 Florida 6.4 Texas 5.6 Georgia 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z
Trading Symbol	FASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,349 $10,703 $10,954 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 2.34% 3.30% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 1.84% 2.55% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,775,922
Holdings Count | shares	242
Advisory Fees Paid, Amount	$ 70,745
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Health Care 18.9 Education 17.0 Electric Utilities 9.3 Housing 9.1 Special Tax 6.2 Transportation 5.6 Others(Individually Less Than 5%) 5.8 100.0 AAA 9.7 AA 43.5 A 32.7 BBB 13.4 BB 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.7 AA - 43.5 A - 32.7 BBB - 13.4 BB - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.1 Illinois 7.6 California 7.5 Alabama 7.2 New Jersey 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Municipal Income Fund
Class Name	Fidelity® SAI Sustainable Municipal Income Fund
Trading Symbol	FASWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality securities, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to relative performance.
•In contrast, the fund's yield-curve positioning modestly detracted.
•Pricing factors detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may  affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable Municipal Income Fund $10,000 $10,356 $10,796 $10,992 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,167 $10,469 $10,674 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Municipal Income Fund 1.82% 3.43% Bloomberg 3+ Year Municipal Bond Index 1.96% 2.35% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 35,260,791
Holdings Count | shares	312
Advisory Fees Paid, Amount	$ 89,891
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$35,260,791
Number of Holdings	312
Total Advisory Fee	$89,891
Portfolio Turnover	3%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.9 Health Care 20.3 Education 16.1 Electric Utilities 12.4 Special Tax 7.1 Others(Individually Less Than 5%) 10.2 100.0 AAA 7.7 AA 50.7 A 34.4 BBB 8.5 BB 0.3 Not Rated 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.7 AA - 50.7 A - 34.4 BBB - 8.5 BB - 0.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.7 California 9.2 Illinois 8.2 Florida 7.0 Massachusetts 6.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class C
Trading Symbol	FMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.37%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $10,530 $10,695 Fidelity Municipal Core Plus Bond Composite Index $10,000 $10,432 $10,708 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 0.59% 3.49% Class C 1.57% 3.49% Fidelity Municipal Core Plus Bond Composite Index 2.65% 3.55% Bloomberg Municipal Bond Index 2.08% 3.39% A From February 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,239,439
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 243,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.1 Health Care 17.4 Transportation 12.4 Education 12.4 Special Tax 6.5 Housing 6.3 Others(Individually Less Than 5%) 20.9 100.0 AAA 7.4 AA 28.9 A 30.4 BBB 19.6 BB 2.1 B 0.4 Not Rated 7.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.4 AA - 28.9 A - 30.4 BBB - 19.6 BB - 2.1 B - 0.4 Not Rated - 7.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.6 New Jersey 8.0 Florida 6.4 Texas 5.6 Georgia 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Value Index Fund
Class Name	Fidelity® Series Large Cap Value Index Fund
Trading Symbol	FIOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, financials gained 38% and contributed most to the fund's performance for the fiscal year. Industrials, which gained roughly 27%, also helped, benefiting from the capital goods industry (+31%), as did information technology, which advanced 16%, lifted by the software & services industry (+36%). The consumer staples sector rose 17%, while utilities gained 29% and consumer discretionary advanced approximately 15%. Other contributors included the health care (+4%), real estate (+14%), energy (+8%), communication services (+10%) and materials (+9%) sectors.
•Turning to individual stocks, the biggest contributor was JPMorgan Chase (+57%), from the banks industry. Within the same category, Wells Fargo gained 61% and helped. Walmart (+80%), from the consumer staples distribution & retail category, helped. Berkshire Hathaway (+22%), a stock in the financial services industry, lifted the fund. Lastly, in capital goods, GE Aerospace gained roughly 95% and also lifted the fund.
•In contrast, the biggest detractor was Intel (-54%), from the semiconductors & semiconductor equipment category. Within the same category, Advanced Micro Devices returned -30% and hurt the fund. Another notable detractor was Comcast (-25%), a stock in the media & entertainment group. In pharmaceuticals, biotechnology & life sciences, Regeneron Pharmaceuticals returned about -29% and detracted. Lastly, Mondelez International, within the food, beverage & tobacco group, returned -21% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Series Large Cap Value Index Fund $10,000 $9,502 $11,824 $13,852 $13,196 $15,168 $15,796 $19,494 $19,417 $20,606 $24,643 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Large Cap Value Index Fund 19.59% 10.19% 9.44% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,440,879,684
Holdings Count | shares	876
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,440,879,684
Number of Holdings	876
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Industrials 14.7 Health Care 14.5 Information Technology 9.3 Consumer Staples 7.7 Energy 6.5 Consumer Discretionary 6.1 Real Estate 4.6 Utilities 4.5 Materials 4.2 Communication Services 4.1 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.8 Ireland 1.0 Canada 0.1 Bailiwick Of Jersey 0.1 United Kingdom 0.0 Bermuda 0.0 Puerto Rico 0.0 Brazil 0.0 Belgium 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.8 Ireland - 1.0 Canada - 0.1 Bailiwick Of Jersey - 0.1 United Kingdom - 0.0 Bermuda - 0.0 Puerto Rico - 0.0 Brazil - 0.0 Belgium - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 3.4 JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.0 UnitedHealth Group Inc 1.9 Walmart Inc 1.7 Johnson & Johnson 1.4 Bank of America Corp 1.3 Procter & Gamble Co/The 1.2 Wells Fargo & Co 1.1 Chevron Corp 1.1 18.1
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I
Trading Symbol	FASUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $10,344 $10,691 $10,935 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 2.28% 3.24% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 1.84% 2.55% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,775,922
Holdings Count | shares	242
Advisory Fees Paid, Amount	$ 70,745
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Health Care 18.9 Education 17.0 Electric Utilities 9.3 Housing 9.1 Special Tax 6.2 Transportation 5.6 Others(Individually Less Than 5%) 5.8 100.0 AAA 9.7 AA 43.5 A 32.7 BBB 13.4 BB 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.7 AA - 43.5 A - 32.7 BBB - 13.4 BB - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.1 Illinois 7.6 California 7.5 Alabama 7.2 New Jersey 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Core Plus Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class M
Trading Symbol	FMBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,179 $10,421 Fidelity Municipal Core Plus Bond Composite Index $10,000 $10,432 $10,708 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) -1.71% 2.13% Class M (without 4.00% sales charge) 2.38% 4.28% Fidelity Municipal Core Plus Bond Composite Index 2.65% 3.55% Bloomberg Municipal Bond Index 2.08% 3.39% A From February 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,239,439
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 243,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.1 Health Care 17.4 Transportation 12.4 Education 12.4 Special Tax 6.5 Housing 6.3 Others(Individually Less Than 5%) 20.9 100.0 AAA 7.4 AA 28.9 A 30.4 BBB 19.6 BB 2.1 B 0.4 Not Rated 7.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.4 AA - 28.9 A - 30.4 BBB - 19.6 BB - 2.1 B - 0.4 Not Rated - 7.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.6 New Jersey 8.0 Florida 6.4 Texas 5.6 Georgia 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Trading Symbol	FSIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Intermediate Municipal Income Fund $10,000 $10,344 $10,692 $10,936 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Intermediate Municipal Income Fund 2.28% 3.24% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 1.84% 2.55% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,775,922
Holdings Count | shares	242
Advisory Fees Paid, Amount	$ 70,745
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Health Care 18.9 Education 17.0 Electric Utilities 9.3 Housing 9.1 Special Tax 6.2 Transportation 5.6 Others(Individually Less Than 5%) 5.8 100.0 AAA 9.7 AA 43.5 A 32.7 BBB 13.4 BB 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.7 AA - 43.5 A - 32.7 BBB - 13.4 BB - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.1 Illinois 7.6 California 7.5 Alabama 7.2 New Jersey 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class A
Trading Symbol	FMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,179 $10,421 Fidelity Municipal Core Plus Bond Composite Index $10,000 $10,432 $10,708 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) -1.71% 2.13% Class A (without 4.00% sales charge) 2.38% 4.28% Fidelity Municipal Core Plus Bond Composite Index 2.65% 3.55% Bloomberg Municipal Bond Index 2.08% 3.39% A From February 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,239,439
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 243,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.1 Health Care 17.4 Transportation 12.4 Education 12.4 Special Tax 6.5 Housing 6.3 Others(Individually Less Than 5%) 20.9 100.0 AAA 7.4 AA 28.9 A 30.4 BBB 19.6 BB 2.1 B 0.4 Not Rated 7.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.4 AA - 28.9 A - 30.4 BBB - 19.6 BB - 2.1 B - 0.4 Not Rated - 7.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.6 New Jersey 8.0 Florida 6.4 Texas 5.6 Georgia 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A
Trading Symbol	FASJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,911 $10,218 $10,425 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) -2.06% 1.50% Class A (without 4.00% sales charge) 2.03% 2.98% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 1.84% 2.55% Bloomberg Municipal Bond Index 2.08% 2.38% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,775,922
Holdings Count | shares	242
Advisory Fees Paid, Amount	$ 70,745
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Health Care 18.9 Education 17.0 Electric Utilities 9.3 Housing 9.1 Special Tax 6.2 Transportation 5.6 Others(Individually Less Than 5%) 5.8 100.0 AAA 9.7 AA 43.5 A 32.7 BBB 13.4 BB 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.7 AA - 43.5 A - 32.7 BBB - 13.4 BB - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.1 Illinois 7.6 California 7.5 Alabama 7.2 New Jersey 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Trading Symbol	FASYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal 1 Year (1-2Y) Bond Index for the fiscal year.
•Exposure to certain lower-quality bonds, including those backed by environmental services firm Republic Services and investor-owned utility Georgia Power, was another top contributor to performance versus the index, given that the securities outperformed as credit spreads tightened.
•Pricing factors also contributed to relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve underperformed shorter-term municipal securities.
Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 16, 2022 through January 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund $10,000 $10,107 $10,449 $10,814 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,122 $10,424 $10,773 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,122 $10,374 $10,715 Bloomberg Municipal Bond Index $10,000 $10,467 $10,771 $10,995 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund 3.49% 3.02% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.35% 2.87% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.28% 2.66% Bloomberg Municipal Bond Index 2.08% 3.67% A From June 16, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,758,471
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 32,624
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$18,758,471
Number of Holdings	104
Total Advisory Fee	$32,624
Portfolio Turnover	75%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 15.0 Health Care 14.4 Electric Utilities 14.0 Synthetics 13.0 Housing 12.0 Resource Recovery 10.1 Education 6.2 Industrial Development 5.8 Others(Individually Less Than 5%) 9.5 100.0 AAA 15.5 AA 23.6 A 38.7 BBB 11.5 Not Rated 5.3 Short-Term Investments and Net Other Assets (Liabilities) 5.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.5 AA - 23.6 A - 38.7 BBB - 11.5 Not Rated - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.7 New York 11.0 Florida 10.4 Pennsylvania 6.2 Alabama 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Bond Fund
Class Name	Fidelity® Tax-Free Bond Fund
Trading Symbol	FTABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in bonds from the State of Illinois and the U.S. territory Puerto Rico, two lower-rated issuers, notably contributed.
•In contrast, holdings in bonds backed by Jackson Hospital (Mississippi) detracted, as its financial struggles caused the securities to lag the index.
•Pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $25,000. Fidelity® Tax-Free Bond Fund $25,000 $25,608 $25,528 $26,647 $27,470 $30,181 $31,371 $31,008 $29,650 $30,749 $31,468 Bloomberg 3+ Year Non-AMT Municipal Bond Index $25,000 $25,749 $25,640 $26,649 $27,570 $30,161 $31,473 $30,818 $29,690 $30,556 $31,137 Bloomberg Municipal Bond Index $25,000 $25,678 $25,606 $26,509 $27,374 $29,741 $30,934 $30,351 $29,364 $30,216 $30,845 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Tax-Free Bond Fund 2.34% 0.84% 2.33% Bloomberg 3+ Year Non-AMT Municipal Bond Index 1.90% 0.64% 2.22% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,439,297,883
Holdings Count | shares	1,280
Advisory Fees Paid, Amount	$ 14,328,062
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,439,297,883
Number of Holdings	1,280
Total Advisory Fee	$14,328,062
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 29.1 Health Care 19.7 Transportation 14.0 Special Tax 10.8 Education 8.9 Electric Utilities 7.5 Others(Individually Less Than 5%) 10.0 100.0 AAA 6.5 AA 32.6 A 43.9 BBB 8.5 BB 1.0 B 0.5 CCC,CC,C 0.0 Not Rated 4.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.5 AA - 32.6 A - 43.9 BBB - 8.5 BB - 1.0 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 12.2 New York 8.5 Texas 7.6 New Jersey 7.0 Pennsylvania 5.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Trading Symbol	FSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal 1 Year (1-2Y) Bond Index for the fiscal year.
•An overweight in lower-quality bonds was another top contributor to performance versus the index, given that they outperformed as credit spreads tightened.
•Exposure to high-quality bonds from Texas PSF, an endowment fund that backs that state's school district bonds, also boosted the fund's relative performance.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve underperformed shorter-term municipal securities

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 6, 2023 through January 31, 2025. Initial investment of $10,000. Fidelity® SAI Conservative Income Municipal Bond Fund $10,000 $10,136 $10,485 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,120 $10,459 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,158 $10,492 Bloomberg Municipal Bond Index $10,000 $10,616 $10,837 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Conservative Income Municipal Bond Fund 3.44% 3.90% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.35% 3.69% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.28% 3.95% Bloomberg Municipal Bond Index 2.08% 6.71% A From November 6, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,559,440,083
Holdings Count | shares	576
Advisory Fees Paid, Amount	$ 2,730,972
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,559,440,083
Number of Holdings	576
Total Advisory Fee	$2,730,972
Portfolio Turnover	58%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 23.6 General Obligations 14.7 Electric Utilities 9.4 Resource Recovery 8.8 Industrial Development 8.6 Transportation 7.4 Housing 7.3 Health Care 7.3 Others(Individually Less Than 5%) 12.9 100.0 AAA 13.2 AA 20.7 A 38.5 BBB 14.5 Not Rated 6.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 13.2 AA - 20.7 A - 38.5 BBB - 14.5 Not Rated - 6.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 Florida 9.3 California 7.4 Alabama 6.2 Pennsylvania 6.1
Fidelity Advisor Municipal Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class I
Trading Symbol	FMBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 16, 2023 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $10,628 $10,908 Fidelity Municipal Core Plus Bond Composite Index $10,000 $10,432 $10,708 Bloomberg Municipal Bond Index $10,000 $10,457 $10,674 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 2.64% 4.54% Fidelity Municipal Core Plus Bond Composite Index 2.65% 3.55% Bloomberg Municipal Bond Index 2.08% 3.39% A From February 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,239,439
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 243,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.1 Health Care 17.4 Transportation 12.4 Education 12.4 Special Tax 6.5 Housing 6.3 Others(Individually Less Than 5%) 20.9 100.0 AAA 7.4 AA 28.9 A 30.4 BBB 19.6 BB 2.1 B 0.4 Not Rated 7.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.4 AA - 28.9 A - 30.4 BBB - 19.6 BB - 2.1 B - 0.4 Not Rated - 7.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.6 New Jersey 8.0 Florida 6.4 Texas 5.6 Georgia 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec